Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Deferred revenue	$ 582,814	$ 547,662
Accounts payable and accrued expenses	475,288	475,166
Accrued interest	313,935	336,910
Operating lease liabilities	132,064	135,215
Derivative liabilities (Note 11)	417	0
Accounts payable, accrued expenses and other liabilities	$ 1,504,518	$ 1,494,953